Financial risk management (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 JPY (¥)	Jun. 30, 2007 EUR (€)	Dec. 31, 2012 Sales [Member] EUR (€)	Dec. 31, 2011 Sales [Member] EUR (€)	Dec. 31, 2012 Cost of Sales [Member] EUR (€)	Dec. 31, 2011 Cost of Sales [Member] EUR (€)	Dec. 31, 2012 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2012 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2012 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2012 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2011 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)
Financial instruments
Forward foreign exchange contracts, notional amount	€ 262,146,000	[1]	€ 389,579,000	[1]		$ 159,800,000	¥ 8,400,000,000	$ 48,900,000	¥ 37,200,000,000
Forward foreign exchange contracts, fair value	16,805,000	[1]	(23,999,000)	[1]
Interest rate swaps, notional amount	624,900,000	[2]	641,500,000	[2]
Interest rate swaps, fair value	124,050,000	[2]	109,991,000	[2]
Derivative financial instruments per category
Derivative assets	151,748,000		126,351,000												128,830,000	113,924,000			5,975,000	11,332,000	16,943,000	1,095,000
Derivative liabilities	10,893,000		40,359,000														4,780,000	3,933,000	5,688,000	3,019,000	425,000	33,407,000
Derivative assets, noncurrent	101,651,000		92,534,000												101,651,000	92,534,000
Derivative liabilities, noncurrent	4,032,000		3,210,000														4,032,000	3,210,000
Derivative assets, current	50,097,000		33,817,000
Derivative liabilities, current	6,861,000		37,149,000
Foreign currency market risks (Textual) [Abstract]
Gain (loss) on financial instruments, net of taxes	(7,547,000)		47,353,000		(1,221,000)						4,300,000	(4,400,000)	(5,300,000)	10,300,000
Total anticipated income (loss) to be released to sales/cost of sales											4,900,000		(6,000,000)
Market risks and derivatives (Textual) [Abstract]
Gain/(loss) on foreign currency cash flow hedge ineffectiveness	0		(200,000)
Percentage of Effectiveness of Fair Value Hedges	100.00%
Percentage of Effectiveness of Cash Flow Hedges	100.00%
Notional principal amounts of the outstanding currency contracts	262,146,000	[1]	389,579,000	[1]		159,800,000	8,400,000,000	48,900,000	37,200,000,000
Derivative instruments release period	12 months
Gain (Loss) in consolidated statements of operations resulting from effective cash flow hedge	8,700,000		(58,100,000)		(43,500,000)
Notional amount of interest rate fair value hedge derivatives	624,900,000	[2]	641,500,000	[2]
Principal amount	600,000,000									600,000,000
Gain Loss from derivative financial instruments measured at fair value	€ 3,000,000		€ (38,300,000)		€ (32,900,000)

[1]	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
[2]	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.